Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	6.03%
5 Years	6.56%
Since Inception	5.51%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	5.07%
5 Years	5.67%
Since Inception	4.65%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.65%
5 Years	4.76%
Since Inception	4.02%
Inception Date	May 31, 2011